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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       March 31, 2005
                                               ------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Cambridge Investments, Ltd.
          -------------------------------
Address:  2 Belvedere Place Suite 320
          -------------------------------
          Mill Valley, California  94941
          -------------------------------


Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Courtney Tozzi
Title:   Vice President
Phone:   (415) 384-0473

Signature, Place, and Date of Signing:

          /s/ Courtney Tozzi       Mill Valley, California       June 6, 2005
          ------------------       -----------------------       ------------
             [Signature]                 [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   0
                                                 ---------------

Form 13F Information Table Entry Total:              17
                                                 ---------------

Form 13F Information Table Value Total:              $345,970
                                                 ---------------
                                                 (thousands)




List of Other Included Managers:

{None}


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
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           FORM 13F INFORMATION TABLE -CAMBRIDGE INVESTMENTS LTD. 3/31/05
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           COLUMN 1         COLUMN 2  COLUMN 3    COLUMN 4  COLUMN 5                 COLUMN 6     COLUMN 7   COLUMN 8
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                                                                                                             VOTING AUTHORITY
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NAME OF ISSUER              TITLE OF  CUSIP       VALUE     SHRS OR PRN  SH/   PUT/  INVESTMENT   OTHER     SOLE      SHARED NONE
                            CLASS                 (X1000)   AMOUNT       PRN   CALL  DISCRETION   MANAGERS
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
------------------------------------------------------------------------------------------------------------------------------------
ARCH COAL                   COMMON    039380100   3,139         73,000               SOLE                       73,000

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BAKER HUGHES INC            COMMON    057224107   13,173       296,092               SOLE                      296,092

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BJ SVCS CO                  COMMON    055482103   32,063       618,030               SOLE                      618,030

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COOPER CAMERON CORP         COMMON    216640102   22,593       394,916               SOLE                      394,916

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ENSCO INTL INC              COMMON    26874Q100   37,725     1,001,752               SOLE                    1,001,752

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GOLAR LNG                   OTC IS    G9456A100   350           27,500               SOLE                       27,500

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GLOBAL SANTE FE             COMMON    G3930E101   19,308       521,275               SOLE                      521,275

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HALLIBURTON                 COMMON    406216101   41,046       949,054               SOLE                      949,054

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KFX INC                     COMMON    48245L107   13,115       978,800               SOLE                      978,800

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NABORS INDS INC             COMMON    629568106   26,195       442,943               SOLE                      442,943

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NOBLE DRILLING CORP         COMMON    G65422100   18,302       325,615               SOLE                      325,615

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NATIONAL OILWELL            COMMON    637071101   32,987       706,363               SOLE                      706,363

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PATTERSON ENERG INC         OTC IS    703481101   11,814       472,200               SOLE                      472,200

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TRANSOCEAN SEDCO FOREX INC  ORD       G90078109   23,655       459,685               SOLE                      459,685

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SMITH INTL INC              COMMON    832110100   14,600       232,747               SOLE                      232,747

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SCHLUMBERGER                COMMON    806857108   32,488       460,955               SOLE                      460,955

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SUNCOR ENERGY               FOREIG    867229106   3,417         85,000               SOLE                      85,000

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                                                  345,970    8,045,927
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